UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:12/31/07

Item 1.  Schedule of Investments.

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited)
December 31, 2007
	Shares	Market Value

COMMON STOCK - 98.62%
Apparel - 1.94%
Crocs, Inc.*	13,000	$ 478,530

Biotechnology - 1.28%
PDL BioPharma, Inc.*	18,000	315,360

Building Materials- 0.92%
LSI, Industries, Inc.	12,500	227,500

Commercial Services - 10.16%
Geo Group, Inc.*	36,900	1,033,200
Heartland Payment Systems, Inc.	24,300	651,240
On Assignment, Inc.*	29,300	205,393
Parexel International Corp.*	12,620	609,546
		2,499,379
Communications Software - 2.09%
Avid Technology, Inc.*	8,500	240,890
Captaris, Inc.*	63,100	272,592
		513,482
Computers - 1.54%
Rainmaker Systems, Inc.*	58,700	379,202

Electronics - 4.13%
Daktronics, Inc.	27,000	609,390
Orbotech, Ltd.*	23,100	405,405
		1,014,795
Energy - 0.77%
Environmental Power Corp.*	41,150	188,056

Engineering & Construction - 1.96%
Perini Corp.*	11,633	481,839

Entertainment Software - 5.51%
Activision, Inc.*	29,000	861,300
THQ, Inc.*	17,500	493,325
		1,354,625
Healthcare Devices - 11.22%
Gen-Probe, Inc.*	9,800	616,714
NuVasive, Inc. *	14,400	569,088
Orthofix International NV*	16,000	927,520
PSS World Medical, Inc.*	33,000	645,810
		2,759,132
Healthcare Services - 6.12%
Healthways, Inc.*	15,600	911,664
Matria Healthcare, Inc.*	24,900	591,873
		1,503,537

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited) ( Continued)
December 31, 2007
	Shares	Market Value

Insurance - 1.91%
Brown & Brown, Inc.	20,000	$ 470,000

Internet - 2.61%
Trizetto Group, Inc.*	36,900	640,953

Medical Information System - 2.52%
Phase Forward, Inc.*	28,500	619,875

Miscellaneous Manufacturing - 4.29%
Hexcel Corp.*	43,400	1,053,752

Oil & Gas - 10.33%
Newfield Exploration Co.*	11,250	592,875
Tesco Corp.*	30,500	874,435
XTO Energy, Inc.	20,873	1,072,037
		2,539,347
Pharmaceuticals - 7.29%
BioScrip, Inc.*	125,000	966,250
Healthextras, Inc.*	31,700	826,736
		1,792,986
Retail - Apparal - 3.59%
J Crew Group, Inc.*	18,300	882,243

Retail - Sporting Goods - 2.16%
Zumiez, Inc.*	21,800	531,048

Semiconductors - 12.18%
ATMI, Inc.*	23,800	767,550
AXT, Inc.*	37,000	229,400
Brooks Automation, Inc.*	37,600	496,696
Mattson Technology, Inc.*	76,500	654,840
O2Micro International Ltd.- ADR*	73,200	844,728
		2,993,214
Telecommunication - 1.62%
Globecomm Systems, Inc.*	34,000	397,800

Transactional Software - 2.48%
Bottomline Technologies, Inc.*	43,500	609,000

TOTAL COMMON STOCK
(Cost - $17,140,468)		24,245,655

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited) ( Continued)
December 31, 2007
	Shares	Market Value

SHORT TERM INVESTMENTS - 1.43%
Bank of New York Hamiltion Fund Premier Class, 4.62%+	352,216	$ 352,216
TOTAL SHORT TERM INVESTMENTS
(Cost - $352,216)		352,216

Total Investments - 100.05%
(Cost - $17,492,684)		24,597,871
Liabilities in excess of other assets - (0.05)%		(12,914)
NET ASSETS - 100.00%		$ 24,584,957
_______
At December 31, 2007, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 8,117,174
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(1,011,987)
Net unrealized appreciation		$ 7,105,187

*Non-income producing security
+Reflects yield at December 31, 2007
ADR- American Depositary Receipt

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/29/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/29/08